ALLOCATION OF NON-RESTRICTED EQUITY (Details) - SEK (kr)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of classes of share capital [line items]
Retained earnings	kr (904,860,000)	kr (786,853,000)
Income for the year	(118,013,000)	(160,243,000)	kr (141,539,000)
Total	345,036,000	300,371,000	kr 326,053,000	kr 375,710,000
Non Restricted Equity
Disclosure of classes of share capital [line items]
Share premium reserve	1,232,603,020	1,074,619,456
Retained earnings	(808,607,126)	(639,377,516)
Income for the year	(118,863,649)	(160,072,959)
Total	kr 305,032,245	kr 275,168,981